Significant Accounting Policies - Estimated Useful Lives for Depreciation Using Straight Line Method of Other Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2017
Buildings [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	P5Y
Buildings [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	P35Y
Owned and finance leased aircraft [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	P15Y
Owned and finance leased aircraft [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	P20Y
Jet engines [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	P15Y
Jet engines [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	P20Y
Other property, plant and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	P3Y
Other property, plant and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	P15Y
Machinery and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	P4Y
Machinery and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	P10Y
Vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	P6Y
Vehicles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	P8Y